File No. 333-165716

As filed with the SEC on July 26, 2010
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.    2
(Check appropriate box or boxes)

CALIFORNIA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

415-398-2727
(Area Code and Telephone Number)
44 Montgomery Street
Suite 2100
San Francisco, California 94104
(Address of Principal Executive Offices)

Stephen C. Rogers
44 Montgomery Street
Suite 2100
San Francisco, California 94104
(Name and Address of Agent for Service)

Please Send Copies of Communications to:

Timothy Johnson, Esq.
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, PA 15222
412-288-1484

It is proposed that this filing will become effective
immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C
OTHER INFORMATION

Item 15.  Indemnification - is incorporated by reference to Registrant's N-14 filed on April 30, 2010.

Item 16.  Exhibits

1	(1)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(2)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

2	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

3	Not Applicable

4	(1)	Form of Plan of Reorganization for SM&R Growth Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(2)	Form of Plan of Reorganization for SM&R Equity Income Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(3)	Form of Plan of Reorganization for SM&R Balanced Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(4)	Form of Plan of Reorganization for SM&R Government Bond Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(5)	Form of Plan of Reorganization for SM&R Money Market Fund is incorporated by reference to the N-14 filed on March 26, 2010.

5	Not Applicable

6	Investment Advisory Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

7	Underwriting Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

8	Not applicable.

9	Form of Custodian Agreement dated January 3, 2005 is incorporated by reference to Post-Effective Amendment No. 35.

	(1)	First Amendment to Custodian Agreement dated February 27, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

	(2)	Second Amendment to Custodian Agreement dated October 31, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

10
	(1)	Rule 12b-1 Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

	(2)	Rule 18f-3 Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

11	Legal Opinion and Consent of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment 2 to N-14 filed April 28, 2010.

12	(1)	Opinion regarding tax consequences of SM&R Growth Fund - attached hereto.
	(2)	Opinion regarding tax consequences of SM&R Equity Income Fund - attached hereto.
	(3)	Opinion regarding tax consequences of SM&R Balanced Fund - attached hereto.
	(4)	Opinion regarding tax consequences of SM&R Government Bond Fund - attached hereto.
	(5)	Opinion regarding tax consequences of SM&R Money Market Fund - attached hereto.

13	Other Material Contracts

	(1)	Administration Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

	(2)	Amended and Restated Operating Expense Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

	(3)	Fund Accounting and Services Agreement is incorporated by reference to Post- Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.
(i) First Amendment to Fund Accounting and Services Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(4)	Transfer Agency and Service Agreement dated December 3, 2004 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.
(i) First Amendment to Transfer Agency and Service Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(5)	Shareholder Servicing Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

	(6)	Agreement Regarding Reorganization Agreement Expenses is incorporated by reference to Pre-Effective Amendment No. 3 filed on April 29, 2010.

	(7)	Expense Limit Agreement for SM&R Funds is incorporated by reference to Pre-Effective Amendment No. 3 filed on April 29, 2010.

	(8)	Expense Limit Agreement for California Investment Trust is incorporated by reference to Pre-Effective Amendment No. 3 filed on April 29, 2010.

14.1	Independent Auditor's Consent for SM&R Funds is incorporated by reference to Pre-Effective Amendment No. 3 filed on April 29, 2010.

14.2	Independent Auditor's Consent for Caltrust Funds is incorporated by reference to Pre-Effective Amendment No. 3 filed on April 29, 2010.

15	Not applicable.

16
	(1)	Conformed copy of Certification of Resolutions adopted by the Board of Trustees is incorporated by reference to the N-14 filed on March 26, 2010.

	(2)	Power of Attorney dated March 5, 2010 is incorporated by reference to the N-14 filed on March 26, 2010.

17
	(1)	Form of Proxy

	(2)	Form of Ballot for SM&R Growth Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(3)	Form of Ballot for SM&R Equity Income Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(4)	Form of Ballot for SM&R Balanced Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(5)	Form of Ballot for SM&R Government Bond Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(6)	Form of Ballot for SM&R Money Market Fund is incorporated by reference to the N-14 filed on March 26, 2010.

Item 17.  Undertakings.

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, California Investment Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, the State of California, on July 26, 2010.

CALIFORNIA INVESTMENT TRUST
 (Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

/s/ Stephen C. Rogers		Principal Executive Officer,	July 26, 2010
Stephen C. Rogers		Secretary and Trustee

/s/ James W. Miller, Jr.*		Trustee	July 26, 2010
James W. Miller, Jr.

/s/ Kevin T. Kogler*		Trustee	July 26, 2010
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	July 26, 2010
Stephen H. Sutro

* By:	/s/ Stephen C. Rogers